Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2013
Commitments outstanding

The following table presents a summary of the key types of outstanding commitments provided by Nomura as of March 31, 2012 and 2013.

	Millions of yen
	March 31
	2012	2013
Commitments to extend credit	¥332,009	¥369,988
Commitments to invest in partnerships	28,825	29,974
Commitments to purchase aircraft	52,411	30,143

Maturities of commitments

As of March 31, 2013, these commitments had the following maturities:

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥369,988	¥55,459	¥74,810	¥126,139	¥113,580
Commitments to invest in partnerships	29,974	375	17,702	1,503	10,394
Commitments to purchase aircraft	30,143	21,141	9,002	—	—

Information on derivative contracts and standby letters of credit and other guarantees

The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31
	2012		2013
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts(1)(2)	¥3,997,315	¥107,572,427	¥4,510,650	¥123,980,481
Standby letters of credit and other guarantees(3)	264	21,674	277	9,084

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2012 was ¥6,377 million and as of March 31, 2013 is ¥6,374 million.

Maturity information on derivative contracts and standby letters of credit and other guarantees

The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees as of March 31, 2013.

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,510,650	¥123,980,481	¥39,561,164	¥31,284,453	¥13,333,026	¥39,801,838
Standby letters of credit and other guarantees	277	9,084	8	319	668	8,089